Transfers of Financial Assets - Summary of Reverse Repurchase Agreements (Detail) - Reverse repurchase agreements [member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Cash paid for reverse repurchase agreements	€ 324	€ 442
Fair value of non-cashcollateral received	343	467
Net exposure	€ (20)	€ (24)